Stock-based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2022
Number of Options
Exercisable (in shares)				5,100,637
2020 Equity Incentive Plan | Legacy Grindr
Number of Options
Outstanding, beginning balance (in shares)	4,829,372	3,542,064
Granted (in shares)	1,767,002	1,987,623
Exercised (in shares)	(598,053)	(421,771)
Forfeited (in shares)	(1,292,556)	(278,544)
Outstanding, ending balance (in shares)	4,705,765	4,829,372	3,542,064
Exercisable (in shares)	1,083,987	716,441
Weighted Average Exercise Price
Outstanding, beginning balance (in USD per share)	$ 3.55	$ 3.21
Granted (in USD per share)	7.7	4.03
Exercised (in USD per share)	3.38	3.21
Forfeited (in USD per share)	3.45	3.26
Outstanding, ending balance (in USD per share)	5.15	3.55	$ 3.21
Exercisable	$ 3.52	$ 3.22
Weighted Average Remaining Contractual Life (Years)
Outstanding	5 years 8 months 12 days	6 years 1 month 6 days	6 years 7 months 6 days
Exercisable	5 years	5 years 8 months 12 days
Aggregate Intrinsic Value (in thousands)
Outstanding	$ 2,967	$ 3,159	$ 680
Exercisable	$ 1,225	$ 699
2020 Equity Incentive Plan | Previously Reported | Legacy Grindr
Number of Options
Outstanding, beginning balance (in shares)		2,524,205
Outstanding, ending balance (in shares)			2,524,205
Weighted Average Exercise Price
Outstanding, beginning balance (in USD per share)		$ 4.5
Outstanding, ending balance (in USD per share)			$ 4.5
Weighted Average Remaining Contractual Life (Years)
Outstanding			6 years 7 months 6 days
Aggregate Intrinsic Value (in thousands)
Outstanding			$ 680
2020 Equity Incentive Plan | Retroactive application of recapitalization | Legacy Grindr
Number of Options
Outstanding, beginning balance (in shares)		1,017,859
Outstanding, ending balance (in shares)			1,017,859